Income Tax - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 1,921	$ 2,629	$ 1,583
Deferred income tax liabilities, net	185,179	119,609	97,231
Current tax liabilities, current	1,336	740	1,964
Current tax liabilities, non-current	3,026	3,571	3,387
Amounts of deferred tax assets not recognised	$ 3,789	$ 956	$ 0
Date of initial maturity	2022	2021
Date of expiration	2025	2025
Payment plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax liabilities, current	$ 513
Current tax liabilities, non-current	$ 3,009
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards expire	expire within 5 years
Deferred income tax assets, net	$ 2,763